Recoverable Taxes	12 Months Ended
Dec. 31, 2012
Recoverable Taxes
Recoverable Taxes

11    Recoverable Taxes

	As of December 31,
	2012	2011
Income tax	1,161	814
Value-added tax	1,023	997
Others brazilian federal contributions	734	1,006

Total	2,918	2,817

Current	2,260	2,230
Non-current	658	587

	2,918	2,817